Other equity - Summary of Retained Earnings / (Losses) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Profit (Loss) for the year	₨ 3,814	$ 45	₨ 3,404	₨ (4,817)
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	(435)		(1,526)	3,156
Shares bought back, held as treasury stock			(4,926)	(13,499)
Retained earnings / (losses)
Disclosure Of Detailed Information About Retained Earnings Of Equity [line Items]
Beginning balance	(56,433)		(53,610)	(38,420)
Profit (Loss) for the year	3,814		3,404	(4,817)
Re-measurement loss on defined benefit plans (net of tax)	40		(14)	2
Forfeiture of vested options	103
Acquisition of interest by NCI in subsidiaries			30	(31)
Debenture redemption reserve created during the year	(759)
Debenture redemption reserve released on account of repayment of debentures			5	106
Adjustments / impact pursuant to the Transaction:
Change in fair value of put option liability / derecognition of non-controlling interests	(215)		(1,380)	3,034
Shares bought back, held as treasury stock			(4,926)	(13,499)
Allocation to non controlling interest	(305)		58	15
Ending balance	₨ (53,755)	$ (629)	₨ (56,433)	₨ (53,610)